                     Cohen & Steers Capital Management, Inc.
                                757 Third Avenue
                               New York, NY 10017



May 4, 2005


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

              Re: Cohen & Steers Institutional Realty Shares, Inc. (Registration Statement File Nos. 333-89183; 811-9631)

Ladies and Gentlemen:

         On behalf of Cohen & Steers Institutional Realty Shares, Inc. (the "Company"), and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the definitive forms for the Company's Prospectus and Statement of Additional Information, each dated May 1, 2005, that would have been filed on behalf of the Company in accordance with Rule 497(c) do not differ from those contained in the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically with the Securities and Exchange Commission on April 29, 2005.

         Any questions or communications should be directed to Lisa R. Savitzky or John McLean at 212-832-3232.


                                          Very truly yours,

                                          /s/ Lisa R. Savitzky

                                          Lisa R. Savitzky
                                          Legal & Compliance Associate